Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2015	Mar. 31, 2014
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.83%	2.57%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.41%	0.49%